Basis of Presentation and General Information (Details Narrative) $ in Thousands	Apr. 23, 2015 USD ($)	Dec. 31, 2020 Integer
Entity ownership interest		100.00%
Number of ownership interest entities | Integer		5
LOOKSMART LTD [Member]
Expenses of merger | $	$ 600
Mr. Valentis [Member]
Percentage of beneficially owned common stock		79.60%